                                                        As filed June 27, 2002

                        Securities Act File No. 333-89402

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                        Pre-Effective Amendment No.   1            [X]
                        Post-Effective Amendment No.               [ ]
                        (Check appropriate box or boxes)

                       Templeton Developing Markets Trust
               (Exact Name of Registrant as Specified in Charter)

                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)

                                 (954) 527-7500
                        (Area Code and Telephone Number)

                                  Lori A. Weber
                               Assistant Secretary
                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091
                     (Name and Address of Agent for Service:
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                                Barbara J. Green
                          Vice President and Secretary
                       Templeton Developing Markets Trust
                             500 East Broward Blvd.
                         Fort Lauderdale, FL 33394-3091

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

                  Approximate Date of Proposed Public Offering:
                          As soon as practicable after
               this Registration Statement becomes effective under
                     the Securities Act of 1933, as amended.

Title of the securities being registered:  shares of beneficial  interest -- par value  $0.01 per share.  No filing fee is due because  Registrant  is relying on
Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed  that this filing become  effective on July 1, 2002,  pursuant to
Rule 488 of the Securities Act of 1933, as amended.

                                     Part A
                           PROSPECTUS/PROXY STATEMENT

This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 of
Templeton Developing Markets Trust (the "Registrant")  incorporates by reference
Part A, contained in the  Registration  Statement on Form N-14 of the Registrant
filed  with  the  U.S.  Securities  and  Exchange  Commission  on May  30,  2002
(Accession No. 0001137439-02-000032).

                                     Part B
                       STATEMENT OF ADDITIONAL INFORMATION

Acquisition of the Assets of
TEMPLETON EMERGING MARKETS APPRECIATION FUND, INC.

By and in exchange for Advisor Class Shares of
TEMPLETON DEVELOPING MARKETS TRUST

     This Statement of Additional  Information  ("SAI") relates  specifically to the proposed  acquisition  by Templeton  Developing  Markets Trust  ("Developing
Markets  Trust") of  substantially  all of the assets of the Templeton  Emerging
Markets  Appreciation  Fund,  Inc.  ("Emerging  Markets  Appreciation  Fund") in
exchange  solely for  Advisor  Class  Shares of  Developing  Markets  Trust (the
"Transaction").

     This SAI also includes the following  documents,  which are attached to and legally considered to be a part of this SAI:

               1.   Annual Report of Emerging Markets  Appreciation Fund for the
                    fiscal year ended March 31, 2002.

               2.   Annual  Report of  Developing  Markets Trust for fiscal year ended December 31, 2001.

               3.   Statement of Additional Information for Advisor Class Shares
                    of Developing Markets Trust dated May 1, 2002.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the Prospectus/Proxy Statement dated June __, 2002, relating to the Transaction.
You can request a copy of the  Prospectus/Proxy  Statement by calling 1-800/DIAL
BEN(R)or  by  writing  to  Developing  Markets  Trust  at P.O.  Box  33030,  St.
Petersburg, FL 33733-8030.

                        This SAI is dated June __, 2002.

                                      -1-

            FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS

Emerging Markets  Appreciation  Fund's financial  statements for the fiscal year ended March 31, 2002 and the reports  thereof,  which are  contained in Emerging
Markets Appreciation Fund's Annual Report to Shareholders (as filed with the SEC on June 4, 2002 pursuant to Section 30(b) of the Act and Rule 30b2-1  thereunder
(Accession Number 0000919166-02-000009)), are incorporated by reference and will be delivered to all shareholders requesting this SAI.

Developing  Markets  Trust's  financial  statements  for the  fiscal  year ended
December  31,  2001 and the  reports  thereon of  January  31,  2002,  which are contained in Developing  Markets  Trust's  Annual Report dated December 31, 2001
(as filed with the SEC on March 4, 2002 pursuant to Section 30(b) of the Act and
Rule 30b2-1 thereunder (Accession Number 0000878087-02-000009)) are incorporated herein by reference  and will be enclosed  with the  Prospectus/Proxy  Statement mailed to Emerging Markets Appreciation Fund shareholders.

                     STATEMENT OF ADDITIONAL INFORMATION FOR
               TEMPLETON DEVELOPING MARKETS TRUST -- ADVISOR CLASS

     The Statement of Additional  Information for Templeton  Developing  Markets
Trust --  Advisor  Class  dated May 1, 2002 (as filed  with the SEC on April 29,
2002)  pursuant  to  Rule  485(b)  (Accession  Number  0000878087-02-000017)  is
incorporated  herein by  reference  and will be delivered  to  shareholders  who request this SAI.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Reference  is  made  to the  previously  filed  Article  IV of the  Registrant's
Declaration of Trust.

Insofar as indemnification  for liabilities  arising under the Securities Act of
1933 may be  permitted  to trustees,  officers  and  controlling  persons of the
Registrant by the Registrant  pursuant to the Declaration of Trust or otherwise, the  Registrant  is aware that in the  opinion of the  Securities  and  Exchange
Commission,  such  indemnification  is against public policy as expressed in the
Act  and,  therefore,   is  unenforceable.   In  the  event  that  a  claim  for
indemnification  against  such  liabilities  (other  than  the  payment  by  the
Registrant  of expenses  incurred or paid by trustees,  officers or  controlling persons of the  Registrant  in  connection  with the  successful  defense of any
action,  suit  or  proceeding)  is  asserted  by  such  trustees,   officers  or
controlling  persons  in  connection  with  the  shares  being  registered,  the
Registrant  will,  unless in the  opinion  of its  counsel  the  matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question  whether such  indemnification  by it is against  public  policy as expressed  in the Act and will be  governed  by the final  adjudication  of such issues.

Item 16.  Exhibits The following  exhibits are  incorporated by reference to the previously filed document indicated below, except Exhibit 14(a):

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Amended and Restated  Declaration of Trust (Previously filed with  Post-Effective  Amendment  No.  5 to the  Registration
                    Statement on Form N-1A on April 29, 1996.)

               (b)  Establishment  and  Designation  of  Classes  of  Shares  of
                    Beneficial  Interest  (Previously filed with  Post-Effective
                    Amendment No. 4 to the  Registration  Statement on Form N-1A
                    on April 28, 1995.)

               (c)  Establishment  and  Designation  of  Classes  of  Shares  of
                    Beneficial  Interest  (Previously filed with  Post-Effective
                    Amendment No. 7 to the  Registration  Statement on Form N-1A
                    on December 31, 1996.)

               (d)  Form of  Establishment  and Designation of Classes of Shares
                    of Beneficial Interest (Previously filed with Post-Effective
                    Amendment No. 15 to the Registration  Statement on Form N-1A
                    on April 29, 2002.)

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  By-Laws of Templeton  Developing  Markets  (Previously filed with  Post-Effective  Amendment  No.  5 to the  Registration
                    Statement on Form N-1A on April 29, 1996.)

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  The Form of Agreement  and Plan of  Acquisition  between the
                    Registrant and Templeton Emerging Markets Appreciation Fund,
                    Inc. is included in Part A of this registration statement as
                    Exhibit A to the Prospectus/Proxy Statement

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               Not Applicable.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Amended and Restated Investment Management Agreement between
                    Registrant and Templeton Asset Management Ltd. dated October
                    30, 1992, and amended and restated as of February,  25, 1994 and November 23, 1995. (Previously filed with Post-Effective
                    Amendment No. 5 to the  Registration  Statement on Form N-1A
                    on April 29, 1996.)

               (b)  Addendum dated December 2, 1997 to the Investment Management
                    Agreement  (Previously filed with  Post-Effective  Amendment
                    No.  10 to  the  Registration  Statement  on  Form  N-1A  on
                    December 30, 1998.)

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution  Agreement  between the Registrant and Franklin
                    Templeton Distributors,  Inc. dated May 1, 1995. (Previously
                    filed   with   Post-Effective   Amendment   No.   5  to  the
                    Registration Statement on Form N-1A on April 29, 1996.)

               (b)  Form   of   Dealer   Agreement   between    Registrant   and
                    Franklin/Templeton Distributors, Inc. and Securities Dealers
                    dated March 1, 1998  (Previously  filed with  Post-Effective
                    Amendment No. 10 to the Registration  Statement on Form N-1A
                    on December 30, 1998.)

               (c)  Amendment   of  Dealer   Agreement   dated  May  15,   1998.
                    (Previously  filed with  Post-Effective  Amendment No. 10 to the  Registration  Statement  on Form N-1A on  December  30,
                    1998.)

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section  17(f)  of  the  1940  Act  for  securities  and  similar
               investments  of  the   Registrant,   including  the  schedule  of
               remuneration;

               (a)  Custody  Agreement  dated  October  16,  1991 with The Chase
                    Manhattan Bank, N.A.  (Previously filed with  Post-Effective
                    Amendment No. 5 to the  Registration  Statement on Form N-1A
                    on April 29, 1996.)

               (b)  Amendment  dated  March 2,  1998 to the  Custody  Agreement.
                    (Previously  filed with  Post-Effective  Amendment No. 10 to the  Registration  Statement  on Form N-1A on  December  30,
                    1998.)

               (c)  Amendment   No.  2  dated  July  23,  1998  to  the  Custody
                    Agreement.  (Previously filed with Post-Effective  Amendment
                    No.  10 to  the  Registration  Statement  on  Form  N-1A  on
                    December 30, 1998.)

               (d)  Amendment No. 3 dated May 1, 2001 to the Custody  Agreement.
                    (Previously  filed with  Post-Effective  Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Class A  Distribution  Plan pursuant to Rule 12b-1 dated May
                    1, 1995. (Previously filed with Post-Effective Amendment No.
                    4 to the  Registration  Statement  on Form N-1A on April 28,
                    1995.)

               (b)  Class C  Distribution  Plan pursuant to Rule 12b-1 dated May
                    1, 1995. (Previously filed with Post-Effective Amendment No.
                    4 to the  Registration  Statement  on Form N-1A on April 28,
                    1995.)

               (c)  Class B  Distribution  Plan  pursuant  to Rule  12b-1  dated
                    January  1,  1999.  (Previously  filed  with  Post-Effective
                    Amendment No. 13 to the Registration  Statement on Form N-1A
                    on April 27, 2001.)

               (d)  Form of Class R  Distribution  Plan  pursuant to Rule 12b-1.
                    (Previously  filed with  Post-Effective  Amendment No. 15 to the Registration Statement on Form N-1A on April 29, 2002.)

               (e)  Form  of  Multiple  Class  Plan.   (Previously   filed  with
                    Post-Effective   Amendment   No.  15  to  the   Registration
                    Statement on Form N-1A on April 29, 2002.)

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion  and  Consent  of  Counsel.  (Previously  filed with
                    Post-Effective Amendment No. 9 to the Registration Statement
                    on Form N-1A on February 27, 1998.)

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               To be filed by amendment.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Amended and Restated  Transfer Agent  Agreement  between the
                    Registrant and  Franklin/Templeton  Investor Services,  Inc.
                    (Previously filed with Post-Effective Amendment No. 8 to the
                    Registration Statement on Form N-1A on April 30, 1997.

               (b)  Fund Administration  Agreement dated October 1, 1996 between
                    the  Registrant  and  Franklin  Templeton   Services,   Inc.
                    (Previously filed with Post-Effective Amendment No. 7 to the
                    Registration Statement on Form N-1A on December 31, 1996.)

               (c)  Shareholder  Sub-Accounting  Services Agreement dated May 1,
                    1991. (Previously filed with Post-Effective  Amendment No. 5 to the  Registration  Statement  on Form  N-1A on April  29,
                    1996.)

               (d)  Sub-Transfer Agent Agreement dated March 1, 1992 between the
                    Registrant,   Templeton   Funds   Trust   Company   and  The
                    Shareholder  Services  Group,  Inc.  (Previously  filed with
                    Post-Effective Amendment No. 5 to the Registration Statement
                    on Form N-1A on April 29, 1996.)

               (e)  Form of Amendment  dated  January 1, 2001 to Transfer  Agent
                    Agreement  between the  Registrant  and  Franklin  Templeton
                    Investor    Services,    LLC.    (Previously    filed   with
                    Post-Effective   Amendment   No.  13  to  the   Registration
                    Statement on Form N-1A on April 27, 2001.)

               (f)  Form  of   Amendment   dated   January   1,   2001  to  Fund
                    Administration  Agreement  between  Registrant  and Franklin
                    Templeton    Services,    LLC    (Previously    filed   with
                    Post-Effective   Amendment   No.  13  to  the   Registration
                    Statement on Form N-1A on April 27, 2001.)

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement and required by Section 7 of the 1933 Act;

               (a)  Consent of PricewaterhouseCoopers  LLP, independent auditors to the Registrant.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Power of Attorney dated December 4, 2001.  (Previously filed with  Post-Effective  Amendment  No. 14 to the  Registration
                    Statement on Form N-1A on December 18, 2001.)

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code  of  Ethics.   (Previously  filed  with  Post-Effective
                    Amendment No. 15 to the Registration  Statement on Form N-1A
                    on April 29, 2002.)

Item 17.          Undertakings

                    (1)  The  undersigned  Registrant  agrees  that prior to any public reoffering of the securities  registered through
                         the  use  of  a  prospectus   which  is  part  of  this
                         registration  statement  by any  person or party who is
                         deemed to be an underwriter  within the meaning of Rule
                         145(c) of the Securities Act, the reoffering prospectus
                         will  contain  the   information   called  for  by  the
                         applicable registration form for reofferings by persons
                         who may be  deemed  underwriters,  in  addition  to the
                         information  called  for  by  the  other  items  of the
                         applicable form.

                    (2)  The undersigned Registrant agrees that every prospectus that is filed under  paragraph  (1) above will be filed
                         as part of an amendment to the  registration  statement
                         and will not be used until the  amendment is effective,
                         and that, in determining  any liability  under the 1933
                         Act, each  post-effective  amendment shall be deemed to
                         be a new  registration  statement  for  the  securities
                         offered therein,  and the offering of the securities at
                         that time shall be deemed to be the  initial  bona fide
                         offering of them.

                    (3)  The   undersigned   Registrant   agrees   to   file  by
                         Post-Effective   Amendment   the   opinion  of  counsel
                         regarding   the  tax   consequences   of  the  proposed
                         reorganization required by Item 16 (12)(a) of Form N-14
                         within a reasonable time after receipt of such opinion.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration  Statement has been signed on behalf  of the  Registrant,  in the City of San Mateo and the State of
California, on the 27th day of June, 2002.

                                              TEMPLETON DEVELOPING MARKETS TRUST
                                              ----------------------------------
                                              (Registrant)

                                              By:/s/David P. Goss
                                                 ----------------------------
                                                 Vice President

As required by the Securities Act of 1933, this Registration  Statement has been signed by the following persons in the capacities and on the dates indicated:

Mark Mobius*                                         Principal Executive Officer
-----------                                          Dated: June 27, 2002
Mark Mobius

Bruce S. Rosenberg*                                  Principal Financial and
------------------                                    Accounting Officer
Bruce S. Rosenberg                                   Dated: June 27, 2002

Harris J. Ashton*                                    Trustee
----------------                                     Dated: June 27, 2002
Harris J. Ashton

Nicholas F. Brady*                                   Trustee
-----------------                                    Dated: June 27, 2002
Nicholas F. Brady

Frank J. Crothers*                                   Trustee
-----------------                                    Dated: June 27, 2002
Frank J. Crothers

S. Joseph Fortunato*                                 Trustee
-------------------                                  Dated: June 27, 2002
S. Joseph Fortunato

Andrew H. Hines, Jr.*                                Trustee
---------------------                                Dated: June 27, 2002
Andrew H. Hines, Jr.

Edith E. Holiday*                                    Trustee
-----------------                                    Dated: June 27, 2002
Edith E. Holiday

Charles B. Johnson*                                  Trustee
------------------                                   Dated: June 27, 2002
Charles B. Johnson

Charles E. Johnson*                                  Trustee
------------------                                   Dated: June 27, 2002
Charles E. Johnson

Betty P. Krahmer*                                    Trustee
----------------                                     Dated: June 27, 2002
Betty P. Krahmer

Gordon S. Macklin*                                   Trustee
------------------                                   Dated: June 27, 2002
Gordon S. Macklin

Fred R. Millsaps*                                    Trustee
-----------------                                    Dated: June 27, 2002
Fred R. Millsaps

Constantine D.
Tseretopoulos*                                       Trustee
--------------                                       Dated: June 27, 2002
Constantine D.
Tseretopoulos

*By /s/Robert C. Rosselot
    Robert C. Rosselot, Attorney-in-Fact
    (Pursuant to Power of Attorney previously filed)

                       TEMPLETON DEVELOPING MARKETS TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.            DESCRIPTION
EX-99.(1)(a)           Amended and Restated Declaration of Trust

EX-99.(1)(b)           Establishment and Designation of Classes of Shares of
                       Beneficial Interest

EX-99.(1)(c)           Establishment and Designation of Classes of Shares of
                       Beneficial Interest

EX-99.(1)(d)           Establishment and Designation of Classes of Shares of
                       Beneficial Interest

EX-99.(2)(a)           By-Laws of Templeton Developing Markets Trust

EX-99.(6)(a)           Amended and Restated Investment Management Agreement

EX-99.(6)(b)           Addendum dated December 2, 1997 to the Investment
                       Management Agreement

EX-99.(7)(a)           Distribution Agreement

EX-99.(7)(b)           Form of Dealer Agreement

EX-99.(7)(c)           Amendment of Dealer Agreement

EX-99.(9)(a)           Custody Agreement

EX-99.(9)(b)           Amendment dated March 2, 1998 to the Custody Agreement

EX-99.(9)(c)           Amendment No.2 dated July 23, 1998 to the Custody
                       Agreement

EX-99.(10)(a)          Distribution Plan - Class A

EX-99.(10)(b)          Distribution Plan - Class C

EX-99.(10)(c)          Distribution Plan - Class B

EX-99.(10)(d)          Form of Distribution Plan - Class R

EX-99.(10)(e)          Form of Amended and Restated Multi-Class Plan

EX-99.(11)(a)          Opinion and Consent Counsel

EX-99.(13)(a)          Amended and Restated Transfer Agent Agreement

EX-99.(13)(b)          Fund Administration Agreement

EX-99.(13)(c)          Shareholder Sub-Accounting Services Agreement

EX-99.(13)(d)          Sub-Transfer Agent Services Agreement

EX-99.(13)(e)          Form of Amendment to Transfer Agent Agreement

EX-99.(13)(f)          Form of Amendment to Fund Administration Agreement

EX-99.(14)(a)          Consent of Independent Auditors - PricewaterhouseCoopers
                       LLP

EX-99.(16)(a)          Power of Attorney dated December 4, 2001

EX-99.(17)(a)          Code of Ethics